Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions	23. Related Party Transactions As explained in Note 7, by July 2010, Mr. Ding completed the transfer of his interest in the Guangzhou property to the Company at cost of RMB72.2 million.